Segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment information

2. Segment information

The primary segments for management and reporting are geographies as outlined below. In addition, the Group separately discloses the results from the Penguin Random House associate.

The chief operating decision-maker is the Pearson executive.

North America: Courseware, Assessments and Services businesses in the US and Canada.

Core: Courseware, Assessments and Services businesses in more mature markets including UK, Europe, Asia Pacific and North Africa.

Growth: Courseware, Assessments and Services businesses in emerging markets including Brazil, India, South Africa, Hispano-America, Hong Kong and China, and the Middle East.

For more detail on the services and products included in each business segment refer to Item 4.

		2018
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Group
Sales		2,784	806	539	—	—	4,129
Adjusted operating profit		362	57	59	68	—	546
Cost of major restructuring		(78)	(16)	—	(8)	—	(102)
Intangible charges		(72)	(8)	(19)	(14)	—	(113)
Other net gains and losses		4	—	226	—	—	230
UK pension GMP equalisation		—	(8)	—	—	—	(8)

Operating profit		216	25	266	46	—	553
Finance costs	6						(91)
Finance income	6						36

Profit before tax							498
Income tax	7						92

Profit for the year							590

Segment assets		4,366	1,975	536	—	636	7,513
Joint ventures	12	—	—	—	—	—	—
Associates	12	—	5	—	387	—	392

Total assets		4,366	1,980	536	387	636	7,905

Other segment items
Share of results of joint ventures and associates	12	(4)	1	1	46	—	44
Capital expenditure	10, 11	135	25	36	—	—	196
Pre-publication investment	20	234	90	64	—	—	388
Depreciation	10	41	12	13	—	—	66
Amortisation	11, 20	344	92	89	—	—	525

Included in the North America segment above is £60m in pre-publication investment and £67m in amortisation relating to assets held for sale.

		2017
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Group
Sales		2,929	815	769	—	—	4,513
Adjusted operating profit		394	50	38	94	—	576
Cost of major restructuring		(60)	(11)	(8)	—	—	(79)
Intangible charges		(89)	(12)	(37)	(28)	—	(166)
Other net gains and losses		(3)	—	35	96	—	128
Impact of US tax reform		—	—	—	(8)	—	(8)

Operating profit		242	27	28	154	—	451
Finance costs	6						(110)
Finance income	6						80

Profit before tax							421
Income tax	7						(13)

Profit for the year							408

Segment assets		4,116	1,914	667	—	793	7,490
Joint ventures	12	—	—	3	—	—	3
Associates	12	4	3	—	388	—	395

Total assets		4,120	1,917	670	388	793	7,888

Other segment items
Share of results of joint ventures and associates	12	5	1	1	71	—	78
Capital expenditure	10,11	162	35	43	—	—	240
Pre-publication investment	20	218	84	59	—	—	361
Depreciation	10	56	13	21	—	—	90
Amortisation	11,20	348	103	110	—	—	561

		2016
All figures in £ millions	Notes	North America	Core	Growth	Penguin Random House	Corporate	Group
Continuing operations
Sales		2,981	803	768	—	—	4,552
Adjusted operating profit		420	57	29	129	—	635
Cost of major restructuring		(172)	(62)	(95)	(9)	—	(338)
Intangible charges		(2,684)	(16)	(33)	(36)	—	(2,769)
Other net gains and losses		(12)	(12)	(1)	—	—	(25)

Operating (loss)/profit		(2,448)	(33)	(100)	84	—	(2,497)
Finance costs	6						(97)
Finance income	6						37

Loss before tax							(2,557)
Income tax	7						222

Loss for the year from continuing operations							(2,335)

Segment assets		4,859	1,461	859	—	1,640	8,819
Joint ventures	12	—	—	2	—	—	2
Associates	12	1	4	—	1,240	—	1,245

Total assets		4,860	1,465	861	1,240	1,640	10,066

Other segment items
Share of results of joint ventures and associates	12	(1)	1	(1)	98	—	97
Capital expenditure	10, 11	153	42	51	—	—	246
Pre-publication investment	20	235	92	68	—	—	395
Depreciation	10	56	12	27	—	—	95
Amortisation	11, 20	394	109	116	—	—	619
Impairment	11	2,548	—	—	—	—	2,548

There were no material inter-segment sales in either 2018, 2017 or 2016.

Adjusted operating profit is shown in the above tables as it is the key financial measure used by management to evaluate the performance of the Group and allocate resources to business segments. The measure also enables investors to more easily, and consistently, track the underlying operational performance of the Group and its business segments over time by separating out those items of income and expenditure relating to acquisition and disposal transactions, major restructuring programmes and certain other items that are also not representative of underlying performance, which are explained below.

Cost of major restructuring: In May 2017, the Group announced a restructuring programme, to run between 2017 and 2019, to drive significant cost savings. This programme began in the second half of 2017 and net costs incurred were £79m in 2017 and £102m in 2018 and relate to delivery of cost efficiencies in the enabling functions and the US Higher Education Courseware business together with further rationalisation of the property and supplier portfolio. The restructuring costs in 2018 relate predominantly to staff redundancies and the net cost of property rationalisation. Included in the property rationalisation in 2018 is the impact of the consolidation of the Group’s property footprint in London which resulted in a charge for onerous leases of £91m partially offset by profit from the sale of property of £81m. The costs of this restructuring programme are significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance (see note 4). In January 2016, the Group announced that it was embarking on a restructuring programme to simplify the business, reduce costs and position the Group for growth in its major markets. The costs of this programme of £338m in 2016 were significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance. These costs included costs associated with headcount reductions, property rationalisation and closure or exit from certain systems, platforms, products and supplier and customer relationships.

Intangible charges: These represent charges in respect of intangible assets acquired through business combinations and the direct costs of acquiring those businesses. These charges are excluded as they reflect past acquisition activity and do not necessarily reflect the current year performance of the Group. Intangible amortisation charges in 2018 were £113m compared to a charge of £166m in 2017. In 2016, intangible charges included an impairment of goodwill in the Group’s North America business of £2,548m (see note 11).

Other net gains and losses: These represent profits and losses on the sale of subsidiaries, joint ventures, associates and other financial assets and are excluded from adjusted operating profit as they distort the performance of the Group as reported on a statutory basis. Other net gains of £230m in 2018 relate to the sale of the Wall Street English language teaching business (WSE), realising a gain of £207m, the disposal of the Group’s equity interest in UTEL, the online University partnership in Mexico, realising a gain of £19m, and various other smaller disposal items for a net gain of £4m. Other net gains of £128m in 2017 relate to the sale of the test preparation business in China which resulted in a profit on sale of £44m and the part sale of the Group’s share in Penguin Random House which resulted in a profit of £96m and other smaller disposal items for a net loss of £12m (see note 31). In 2016, the net losses in the Core segment mainly relate to the closure of the Group’s English language schools in Germany and in the North America segment relate to the sale of the Pearson English Business Solutions business.

UK pension GMP equalisation: In 2018, also excluded is the impact of adjustments arising from clarification of guaranteed minimum pension (GMP) equalisation legislation in the UK as this relates to historical circumstances (see note 25).

Impact of US tax reform: In 2017, as a result of US tax reform, the Group’s share of profit from associates was adversely impacted by £8m. This amount was excluded from adjusted operating profit as it is considered to be a transition adjustment that is not expected to recur in the near future.

Corporate costs are allocated to business segments on an appropriate basis depending on the nature of the cost and therefore the total segment result is equal to the Group operating profit.

Segment assets, excluding corporate assets, consist of property, plant and equipment, intangible assets, inventories, receivables, deferred taxation and other financial assets and exclude cash and cash equivalents and derivative assets. Corporate assets comprise cash and cash equivalents, marketable securities and derivative financial instruments. Capital expenditure comprises additions to property, plant and equipment and software (see notes 10 and 11).

Property, plant and equipment and intangible assets acquired through business combinations were £nil (2017: £nil) (see note 30).

The Group operates in the following main geographic areas:

	Sales			Non-current assets
All figures in £ millions	2018	2017	2016	2018	2017
UK	377	384	393	900	796
Other European countries	246	262	255	143	128
US	2,627	2,770	2,829	2,162	2,247
Canada	126	126	118	250	240
Asia Pacific	455	643	632	146	151
Other countries	298	328	325	137	184

Total	4,129	4,513	4,552	3,738	3,746

Sales are allocated based on the country in which the customer is located. This does not differ materially from the location where the order is received. The geographical split of non-current assets is based on the subsidiary’s country of domicile. This is not materially different to the location of the assets. Non-current assets comprise property, plant and equipment, intangible assets, investments in joint ventures and associates and trade and other receivables.